Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Entity Registrant Name	POINTS.COM INC.
Entity Central Index Key	0001204413
Current Fiscal Year End Date	--12-31
Document Type	40-F/A
Amendment Flag	true
Amendment Description	Points.com Inc. (the “Registrant”) is filing this Amendment No. 1 to its Annual Report on Form 40-F for the fiscal year ended December 31, 2021, which was filed with the Securities and Exchange Commission (the “Commission”) on March 10, 2022 (the “Original Annual Report”), solely for the purpose of correcting an inadvertent typographical error in the Audited Consolidated Financial Statements of the Registrant for the fiscal year ended December 31, 2021 filed as Exhibit 99.2 to the Original Annual Report (the “Original Financial Statements”). The error in the Original Financial Statements being corrected by this Amendment No. 1 is changing the number of Restricted Share Units (“RSUs”) of the Registrant outstanding as at December 31, 2021, which was referenced in the Original Financial Statements, from 526,191 RSUs to 486,947 RSUs. For this purpose, corrected Audited Consolidated Financial Statements of the Registrant for the fiscal year ended December 31, 2021 are being filed as Exhibit 99.2 to this Amendment No. 1. Other than the correction of the error in the Original Financial Statements described above, no other changes have been made to the Original Annual Report and this Amendment No. 1 does not, and does not purport to, update, amend, restate or modify the information, statements or disclosures in the Original Annual Report, or otherwise update the Original Annual Report for any events that have occurred after the Original Annual Report was filed with the Commission. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Annual Report.
Document Period End Date	Dec. 31, 2021
Entity Common Stock, Shares Outstanding	14,942,792
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity File Number	001-35078
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	111 Richmond Street West
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 2G4
City Area Code	416
Local Phone Number	595-0000
Annual Information Form	true
Audited Annual Financial Statements	true
Document Annual Report	true
Document Registration Statement	false
Trading Symbol	PCOM
Title of 12(b) Security	Common Shares, no par value
Security Exchange Name	NASDAQ
Auditor Firm ID	85
Auditor Location	Toronto, ON, Canada
Auditor Name	KPMG LLP
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10015
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System